Loans Receivable (excluding Covered Loans) Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	$ 8,128,845
Current	7,849,623
30 Days	59,026
60 Days	25,577
90 Days	194,619
Total	279,222
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.43%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	6,217,670
Current	6,015,464
30 Days	54,140
60 Days	21,985
90 Days	126,082
Total	202,207
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.25%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	115,409
Current	106,843
30 Days	330
60 Days	0
90 Days	8,236
Total	8,566
Ratio of past due loans to total loans, net of charge-offs and LIPs	7.42%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	147,764
Current	147,129
30 Days	0
60 Days	0
90 Days	635
Total	635
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.43%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	193,613
Current	159,357
30 Days	679
60 Days	0
90 Days	33,577
Total	34,256
Ratio of past due loans to total loans, net of charge-offs and LIPs	17.69%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	163,146
Current	151,849
30 Days	1,163
60 Days	1,291
90 Days	8,843
Total	11,297
Ratio of past due loans to total loans, net of charge-offs and LIPs	6.92%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	699,340
Current	690,765
30 Days	0
60 Days	1,202
90 Days	7,373
Total	8,575
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.23%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	300,307
Current	292,015
30 Days	1,016
60 Days	0
90 Days	7,276
Total	8,292
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.76%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	108,995
Current	106,708
30 Days	55
60 Days	553
90 Days	1,679
Total	2,287
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.10%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	115,092
Current	114,059
30 Days	452
60 Days	100
90 Days	481
Total	1,033
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.90%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	67,509
Current	65,434
30 Days	1,191
60 Days	446
90 Days	437
Total	$ 2,074
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.07%